Operating Leases (Tables)	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
Schedule of Weighted Average Remaining Lease Terms and Discount Rate for Our Operating Leases

The weighted average remaining lease terms and discount rate for our operating leases were as follows at September 30, 2019:

Weighted average remaining lease term (years) for our facility and equipment leases	2.6
Weighted average discount rate for our facility and equipment leases	8%

Schedule of Maturities of Lease Liabilities for All Operating Leases

Maturities of our lease liabilities for all operating leases were as follows as of September 30, 2019:

2019	$23,396
2020	92,603
2021	90,495
2022	69,741
Total lease payments	276,235
Less: Interest	(32,073)
Present value of lease liabilities	244,162
Less: current maturities	(77,423)
Non-current lease liability	$166,739